Geographic Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Net sales to non-affiliates (see Note 16 for discussion of sales to affiliates):

	For the Year Ended December 31,
	2014	2013	2012
In millions
United States	$123.0	$130.3	$147.7
Foreign	714.7	781.2	779.7
Total	$837.7	$911.5	$927.4

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Foreign sales to non-affiliates were derived from sales to the following countries:

	For the Year Ended December 31,
	2014	2013	2012
In millions
Taiwan	$215.3	$219.2	$219.4
Korea	171.3	217.6	197.3
Germany	67.4	62.4	48.6
Singapore	57.6	63.1	56.7
China	43.2	40.1	46.5
Italy	33.0	36.7	42.8
France	32.1	38.2	33.0
Japan	23.3	25.6	55.7
Netherlands	19.2	16.4	16.1
Other foreign countries	52.3	61.9	63.6
Total	$714.7	$781.2	$779.7

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
Property, plant, and equipment, net of accumulated depreciation:

	As of December 31,
	2014	2013
In millions
Taiwan	$195.2	$208.9
Korea	111.4	125.8
Malaysia	95.2	98.6
United States	68.1	63.3
Italy	67.2	140.9
Japan	61.6	87.3
Other foreign countries	0.1	0.1
Total	$598.8	$724.9

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Sales to specific non-affiliate customers exceeding 10% of net sales for the years ended December 31, 2014, 2013, and 2012 were as follows:

	For the Year Ended December 31,
	2014		2013		2012
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$160.5	19.2%	$191.2	21.0%	$183.1	19.7%
Customer B	$154.1	18.4%	$144.4	15.8%	$119.2	12.9%
Customer C	$87.9	10.5%	$100.8	11.1%	$102.1	11.0%